Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash		¥ 15,627	$ 2,235	¥ 153
Total current assets		15,627	2,235	153
Non-current assets:
Investment in subsidiaries		216,526	30,957	283,952
Other receivables		23,392	3,345
Deferred IPO expenses				2,571
Total non-current assets		239,918	34,302	286,523
Total assets		255,545	36,537	286,676
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable		130	19
Accrued expenses and other liabilities				2,571
Due to subsidiaries		5,567	796
Total liabilities		5,697	815	2,717
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		240,752	34,427	203,150
Statutory reserve		32,647	4,668	32,647
Retained earnings (deficit)		(21,633)	(3,099)	48,151
Accumulated other comprehensive income		(1,926)	(275)	3
Total shareholders’ equity		249,848	35,722	283,959
Total liabilities and shareholders’ equity		255,545	36,537	286,676
Related Party
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amount due to related parties				146
Class A Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	[1]	1		1
Class B Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares value	[1]	¥ 7	$ 1	¥ 7

[1]	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.